Expense Example - Summitry Equity Fund - Summitry Equity Fund [Default Label]	Jun. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	$ 1,891